Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable lease obligations at December 31, 2014 are as follows (all amounts in thousands):

Year Ending December 31,
2015	$595
2016	480
2017	242
2018	59
2019	0
Thereafter	0
$1,376